Taxation - Summary of current and deferred portion of income tax expense/(benefit) (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses/(benefit)		¥ (97,342)	¥ (46,054)	¥ 248,419
Total deferred income tax		0	0	0
Total income tax expense/(benefit)	$ (13,588)	(97,342)	(46,054)	248,419
PRC
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses/(benefit)		0	(71,265)	176,434
United States
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses/(benefit)		(97,344)	25,211	71,985
Hong Kong
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses/(benefit)		¥ 2	¥ 0	¥ 0